Description of the business and summary of significant accounting policies - Foreign currency exchange differences and liabilities and provisions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 $ / $ Q / $	Dec. 31, 2017 $ / $ ₡ / $	Dec. 31, 2017 USD ($) $ / $	Dec. 31, 2017 MXN ($) $ / $	Dec. 31, 2016 $ / $ Q / $	Dec. 31, 2016 $ / $ ₡ / $	Dec. 31, 2016 MXN ($) $ / $	Dec. 31, 2015 MXN ($)	Apr. 25, 2018 $ / $	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $	Dec. 31, 2016 Q / $	Dec. 31, 2016 ₡ / $
Description of the business and summary of significant accounting policies
Average exchange rate for year	7.3509	572.2000			7.4931	564.3332
Exchange rate as of end of the year	19.7354	19.7354	19.7354	19.7354	20.6640	20.6640	20.6640		18.8628	7.3448	572.5600	7.5221	561.1000
Exchange differences on translation of foreign entities			$ 364	$ 7,178			$ 4,756
Cost of return of aircraft to lessors expensed as supplemental rent				$ 851,410			$ 933,730	$ 91,698